Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Comparative transition period condensed financial information	e
Reconciliation of net income to net income available to common shareholders
f period end.

The following table provides a reconciliation of net income to net income available to common shareholders for the peri
s presented:

	For the Years Ended December 31,
	2015	2014	2013
Earnings Available To Common Shareholders
Net Income	$6,115,927	$5,810,740	$3,791,162
Preferred Stock Dividends	440,000	440,000	440,000
Net Income Available To Common Shareholders	$5,675,927	$5,370,740	$3,351,162

The following tables show the effect of dilutive options and warrants on the Company’s net income per common share for the periods